UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09459

        Nuveen Arizona Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          4/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)
	April 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 7.2% (4.7% of Total Investments)
$ 1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB–	$1,014,360
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series
	1999, 5.375%, 2/01/29
300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	9/11 at 100.00	BBB	306,204
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series
	2001, 5.250%, 9/01/21
305	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	309,743
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34

1,605	Total Education and Civic Organizations			1,630,307

	Health Care – 11.8% (7.8% of Total Investments)
365	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A–	403,829
	1999A, 6.625%, 7/01/20
250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	247,830
	Network, Series 2005B, 5.000%, 12/01/37
200	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	204,104
	Mayo Clinic, Series 2006, 5.000%, 11/15/36 (WI/DD, Settling 5/11/06)
750	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A–	775,493
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3	1,058,620
	Healthcare, Series 2001, 5.800%, 12/01/31

2,565	Total Health Care			2,689,876

	Housing/Multifamily – 6.6% (4.4% of Total Investments)
1,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	7/09 at 102.00	Aaa	1,019,290
	Whispering Palms Apartments, Series 1999A, 5.900%, 7/01/29 – MBIA Insured
275	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	6/11 at 102.00	Aaa	286,410
	Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative Minimum Tax)
205	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	202,798
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

1,480	Total Housing/Multifamily			1,508,498

	Housing/Single Family – 0.4% (0.2% of Total Investments)
65	Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single Family Mortgage	11/10 at 101.00	AAA	66,669
	Revenue Bonds, Series 2001A-4, 5.050%, 5/01/17

	Industrials – 2.2% (1.5% of Total Investments)
510	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds,	3/28 at 100.00	BBB	511,341
	Waste Management Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08) (Alternative
	Minimum Tax)

	Tax Obligation/General – 10.0% (6.6% of Total Investments)
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second	7/15 at 100.00	AAA	1,049,840
	Series 2005, 5.000%, 7/01/20 – FGIC Insured
180	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/15 at 100.00	AAA	188,001
	Series 2005B, 5.000%, 7/01/23 – MBIA Insured
1,020	Tucson, Arizona, General Obligation Refunding Bonds, Series 1997, 5.000%, 7/01/19	7/07 at 100.00	AA	1,032,536

2,200	Total Tax Obligation/General			2,270,377

	Tax Obligation/Limited – 58.5% (38.7% of Total Investments)
2,750	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.750%,	7/14 at 100.00	AAA	3,042,186
	7/01/18 – AMBAC Insured
1,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	1,067,290
	Project, Series 2003A, 5.375%, 7/01/21 – MBIA Insured
100	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	100,027
	2005, 5.500%, 7/15/29
194	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	211,280
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
275	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AAA	287,215
	8/01/23 – MBIA Insured
1,000	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006, 5.000%,	8/16 at 100.00	AAA	1,046,940
	8/01/22 – MBIA Insured
1,180	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/23 –	7/13 at 100.00	AAA	1,222,787
	AMBAC Insured
900	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II,	3/12 at 100.00	AAA	958,491
	Series 2001, 5.250%, 9/15/16 – AMBAC Insured
680	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	A	689,221
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,000	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	1,066,260
2,675	Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/21	7/13 at 100.00	AA+	2,779,352
500	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	N/R	505,115
	2005, 5.750%, 7/15/24
355	Watson Road Community Facilities District, Arizona, Special Assessement Revenue Bonds, Series	7/16 at 100.00	N/R	353,395
	2005, 6.000%, 7/01/30

12,609	Total Tax Obligation/Limited			13,329,559

	U.S. Guaranteed – 10.1% (6.7% of Total Investments) (4)
550	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (4)	628,568
	Network, Series 2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)
1,600	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Horizon	6/07 at 102.00	A (4)	1,675,664
	Community Learning Center Project, Series 2000, 6.350%, 6/01/26 (Pre-refunded 6/01/07) – ACA
	Insured

2,150	Total U.S. Guaranteed			2,304,232

	Utilities – 31.5% (20.8% of Total Investments)
1,500	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,624,425
	Hoover Project, Series 2001, 5.250%, 10/01/17
500	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project,	5/06 at 100.00	B–	499,950
	Series 1997B, 5.800%, 11/01/32 (Alternative Minimum Tax)
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 – FGIC	No Opt. Call	AAA	1,088,170
	Insured
350	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 –	7/12 at 101.00	AAA	366,762
	FSA Insured
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR:
1,000	5.000%, 7/01/26 – XLCA Insured	7/15 at 100.00	AAA	1,039,850
1,000	5.000%, 7/01/30 – XLCA Insured	7/15 at 100.00	AAA	1,035,280
200	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	AA	207,496
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
235	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/08 at 101.00	AA	240,976
	Revenue Refunding Bonds, Series 1997A, 5.000%, 1/01/20
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	AA	1,061,200
	Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/18

6,785	Total Utilities			7,164,109

	Water and Sewer – 12.9% (8.6% of Total Investments)
410	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2006A,	10/16 at 100.00	AAA	430,553
	5.000%, 10/01/24
225	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	233,159
	2003, 5.000%, 7/01/23 – MBIA Insured
200	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AAA	207,944
	Series 2004, 5.000%, 7/01/24 – MBIA Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,546,890
	2002, 5.000%, 7/01/26 – FGIC Insured
510	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	528,380
	2005, 5.000%, 7/01/29 – MBIA Insured

2,845	Total Water and Sewer			2,946,926

$ 32,814	Total Investments (cost $33,651,805) – 151.2%			34,421,894

	Other Assets Less Liabilities – 1.5%			347,077

	Preferred Shares, at Liquidation Value – (52.7)%			(12,000,000)

	Net Assets Applicable to Common Shares – 100%			$22,768,971

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was $33,702,100.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

Gross unrealized:
Appreciation	$ 851,500
Depreciation	(131,706)

Net unrealized appreciation (depreciation) of investments	$ 719,794

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         June 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        June 28, 2006

* Print the name and title of each signing officer under his or her signature.